SHARE-BASED PAYMENTS	6 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

16.  SHARE-BASED PAYMENTS

Incentive payments based on Parent shares

On August 7, 2019, pursuant to the listing of Bioceres Crop Solutions Corp. on the New York Stock Exchange, the Board of Directors of Bioceres S.A., approved the cancellation of the stock grant incentive plan of Bioceres S.A. for Rizobacter Senior Management. At the same date, the Board of Directors of Bioceres S.A. approved the issuance of 36,000 ordinary shares to each of the members of the Rizobacter Senior Management team.

The shares issued by Bioceres S.A. were valued at measurement date at $5.53 per share as described in Note 2.6.

Incentive payments based on options

In December 2019, purchase options were granted with respect to 1,200,000 ordinary shares for certain executives and directors of the Group.

The exercise price of the stock options is USD 4.55, and they are vested when the beneficiaries have served a period of service since the grant date until each vesting period described below. The beneficiaries must remain in the Company or subsidiary as of the date of exercising the option to exercise it. The stock options expire on October 31, 2029.

Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the "Black-Scholes" model considering the terms and conditions under which the options on actions were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Incentive option plan
Weighted average fair value of shares	USD 5.42
Exercise price	USD 4.55
Weighted average expected volatility (*)	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	USD 2.47

(*) Implied volatility of Public warrants

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimates that 100% of the share options will be exercised, taking into account historical patterns of executives maintaining their jobs and the probability of the exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the six-month period ended December 31, 2019 and 2018.

	12/31/2019		31/12/2018
	Number		Number
	of	Exercise	of	Exercise
	options	price	options	price
At the beginning	—	—	—	—
Granted during the period	1,200,000	4,55	—	—
Annulled during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Effective at period	1,200,000	4,55	—	—

The charge of the plan recognized during the period amount to $ 1,069,629.